Provisions and other non-financial liabilities - Narrative (Details)	12 Months Ended
Dec. 31, 2022 USD ($) ha
Minimum
Disclosure of other provisions [line items]
Research and development expense	$ 10,000,000
Minimum | Potassium-lithium operations
Disclosure of other provisions [line items]
Discount rate evaluation horizon	8
Minimum | Nitrate-iodine operations
Disclosure of other provisions [line items]
Discount rate evaluation horizon	11
Maximum
Disclosure of other provisions [line items]
Research and development expense	$ 15,000,000
Maximum | Potassium-lithium operations
Disclosure of other provisions [line items]
Discount rate evaluation horizon	25
Maximum | Nitrate-iodine operations
Disclosure of other provisions [line items]
Discount rate evaluation horizon	22
SQM Salar
Disclosure of other provisions [line items]
Area of land | ha	140,000
Area of land, entitled | ha	81,920
SQM
Disclosure of other provisions [line items]
Percentage of entity's revenue	1.70%
SQM | Minimum
Disclosure of other provisions [line items]
Research and development expense	$ 10,800,000
SQM | Maximum
Disclosure of other provisions [line items]
Research and development expense	$ 18,900,000